Other Income, Net (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) investment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Nonoperating Income (Expense) [Abstract]
Pension non-service cost	[1]	$ (3,794)	$ (5,130)	$ (5,702)
Impairment of investment	[2]	(7,807)	0	0
Capital gain	[3]	152		3,868
Other		0	48	99
Other income, net		$ (11,449)	$ (5,082)	$ (1,735)
Number of impaired investments | investment		2
Impairment of investments under fair value		$ 5,100
Impairment of investments under cost-method		$ 2,700

[1]	During 2018, the Company adopted ASU 2017-0
[2]	During 2018 the Company recognized an impairment related to two investments. An amount of approximately $5,100 is related to impairment of an investment measured under the fair value option. See Note 6C(3), and amount of $2,700 is related to an investment accounted under cost method (see Note 1C(4)).
[3]	During 2016, the Company recognized a gain from the sale of land and property.